GOING CONCERN UNCERTAINTY AND MANAGEMENT'S PLAN (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Going Concern Uncertainty And Managements Plan Details Narrative
Cash flows from operations	$ 1,680,116	$ 183,164	$ 602,829	$ 1,095,266	$ 917,798
Working capital deficit	1,185,873	747,336
Stockholders' Deficit	$ (1,180,472)	$ (741,935)		$ 2,901,754	$ 1,613,751	$ 1,064,326